Statement of Stockholders Equity (USD $)	Common Shares [Member]	Paid In Capital [Member]	Accumulated (Deficit) [Member]	Total
Beginning Balance at Dec. 31, 2008	$ 5,537,404	$ 2,251,710	$ (8,601,003)	$ (811,889)
Beginning Balance (Shares) at Dec. 31, 2008	83,453,737
Shares issued in private placements for cash	36,288	173,712		210,000
Shares issued in private placements for cash (shares)	7,000,000
Shares issued in settlement of debt	8,105	51,895		60,000
Shares issued in settlement of debt (Shares)	2,000,000
Shares issued in exercise of warrants	98,170			98,170
Shares issued in exercise of warrants (Shares)	3,272,333
Stock-based compensation		34,997		34,997
Net loss for the year ended			(225,954)	(225,954)
Ending Balance at Dec. 31, 2009	5,679,967	2,512,314	(8,826,957)	(634,676)
Ending Balance (Shares) at Dec. 31, 2009	95,726,070
Shares issued in private placements for cash	88,593	424,357		512,950
Shares issued in private placements for cash (shares)	20,665,000
Shares issued per JAL agreement	120,000			120,000
Shares issued per JAL agreement (Shares)	3,000,000
Shares issued in exercise of warrants	135,000			135,000
Shares issued in exercise of warrants (Shares)	4,500,000
Stock-based compensation		76,757		76,757
Finders' fees	466	1,034		1,500
Finders' fees (Shares)	50,000
Net loss for the year ended			(441,917)	(441,917)
Ending Balance at Dec. 31, 2010	6,024,026	3,014,462	(9,268,874)	(230,386)
Ending Balance (Shares) at Dec. 31, 2010	123,941,070
Shares issued in private placements for cash	37,222	34,778		72,000
Shares issued in private placements for cash (shares)	2,400,000
Shares issued per Voiseys Bay Option agreement	300,000			300,000
Shares issued per Voiseys Bay Option agreement (Shares)	3,000,000
Shares issued in exercise of warrants	265,600			265,600
Shares issued in exercise of warrants (Shares)	8,405,000
Shares issued to a consultant	4,000			4,000
Shares issued to a consultant (Shares)	100,000
Net loss for the year ended			(228,984)	(228,984)
Ending Balance at Dec. 31, 2011	$ 6,630,848	$ 3,049,240	$ (9,497,858)	$ 182,230
Ending Balance (Shares) at Dec. 31, 2011	137,846,070